FORMULAFOLIOS HEDGED GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 73.4%
10,254	iShares Core S&P 500 ETF	$ 4,498,635
35,038	iShares Core S&P Mid-Cap ETF	9,310,297
86,524	iShares Core S&P Small-Cap ETF	9,319,500
28,164	ProShares Ultra MidCap400	1,733,213
32,830	ProShares Ultra Russell2000(a)	1,501,316
28,700	ProShares Ultra S&P500	1,759,884
		28,122,845
	FIXED INCOME - 25.8%
116,825	iShares 1-3 Year Treasury Bond ETF	9,878,722

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,278,149)	38,001,567

	TOTAL INVESTMENTS - 99.2% (Cost $29,278,149)	$ 38,001,567
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	321,181
	NET ASSETS - 100.0%	$ 38,322,748

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

FORMULAFOLIOS SMART GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 99.2%
78,954	iShares Core MSCI EAFE ETF	$ 5,470,723
64,077	iShares Core MSCI Emerging Markets ETF	3,667,127
25,412	iShares Core S&P 500 ETF	11,148,752
24,812	iShares Core S&P Mid-Cap ETF	6,593,045
60,895	iShares Core S&P Small-Cap ETF	6,559,000
35,861	iShares U.S. Real Estate ETF	3,646,705
	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,314,288)	37,085,352

	TOTAL INVESTMENTS - 99.2% (Cost $30,314,288)	$ 37,085,352
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	294,618
	NET ASSETS - 100.0%	$ 37,379,970

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

FORMULAFOLIOS TACTICAL GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 99.2%
212,706	iShares Core MSCI Total International Stock ETF	$ 14,198,126
68,234	iShares U.S. Real Estate ETF	6,938,715
67,856	Vanguard Real Estate ETF(a)	6,957,954
64,098	Vanguard Total Stock Market ETF	14,176,555
	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,156,749)	42,271,350

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
424,800	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (Cost $424,800)(b)(c)	424,800

	TOTAL INVESTMENTS - 100.2% (Cost $39,581,549)	$ 42,696,150
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(79,894)
	NET ASSETS - 100.0%	$ 42,616,256

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The fair value of the securities on loan as of February 28, 2022 was $416,360.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2022. Total collateral had a value of $424,800 at February 28, 2022.

FORMULAFOLIOS TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	FIXED INCOME - 98.8%
166,605	iShares Core U.S. Aggregate Bond ETF	$ 18,386,528
380,165	iShares iBoxx $ High Yield Corporate Bond ETF(a)	31,808,406
144,589	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	18,044,707
304,746	SPDR Bloomberg High Yield Bond ETF(a)	31,785,008
205,253	Vanguard Intermediate-Term Corporate Bond ETF	18,261,359
224,269	Vanguard Total Bond Market ETF	18,372,116
829,522	Xtrackers USD High Yield Corporate Bond ETF(a)	31,787,283
	TOTAL EXCHANGE-TRADED FUNDS (Cost $172,350,519)	168,445,407

	SHORT-TERM INVESTMENTS — 45.0%
	MONEY MARKET FUNDS - 45.0%
76,615,714	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (Cost $76,615,714)(b)	76,615,714

	TOTAL INVESTMENTS - 143.8% (Cost $248,966,233)	$ 245,061,121
	LIABILITIES IN EXCESS OF OTHER ASSETS - (43.8)%	(74,684,761)
	NET ASSETS - 100.0%	$ 170,376,360

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The fair value of the securities on loan as of February 28, 2022 was $75,072,086.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2022. Total collateral had a value of $76,615,714 at February 28, 2022.